Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-2

Collection Period	03/01/22-03/31/22
Determination Date	4/11/2022
Distribution Date	4/15/2022

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$154,768,605.45
2.	Collections allocable to Principal		$13,015,462.57
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$291,375.94
5.	Pool Balance on the close of the last day of the related Collection Period		$141,461,766.94
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		25,189
7.	Initial Pool Balance		$1,336,359,077.55
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$0.00	$0.00
	d. Class A-4 Note Balance	$40,109,553.29	$26,802,714.78
	e. Class B Note Balance	$34,750,000.00	$34,750,000.00
	f. Class C Note Balance	$34,750,000.00	$34,750,000.00
	g. Class D Note Balance	$33,800,000.00	$33,800,000.00
	h. Note Balance (sum a - g)	$143,409,553.29	$130,102,714.78
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.0000000	0.0000000
	d. Class A-4 Note Pool Factor	0.3695711	0.2469613
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.1082336	0.0981907
10.	Overcollateralization Target Amount		$11,359,052.16
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$11,359,052.16
12.	Weighted Average Coupon		8.42%
13.	Weighted Average Original Term	months	68.45
14.	Weighted Average Remaining Term	months	18.72
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,075,375.21
	b. Liquidation Proceeds allocable to Finance Charge		$3,303.84
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,078,679.05
16.	Principal:
	a. Collections allocable to Principal		$13,015,462.57
	b. Liquidation Proceeds allocable to Principal		$207,265.13
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$13,222,727.70

17.	Total Finance Charge and Principal Collections (15d + 16d)	$14,301,406.75
18.	Interest Income from Collection Account	$1,126.59
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$14,302,533.34
Available Funds
21.	Available Collections	$14,302,533.34
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$14,302,533.34
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$128,973.84
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$128,973.84
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$0.00
	m. Class A-4 Monthly Interest	$105,621.82
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$105,621.82
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$97,589.58
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$97,589.58
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$103,381.25
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$103,381.25
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount

	a. Class D Monthly Interest	$112,385.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$112,385.00
34.	Quaternary Principal Distributable Amount	$1,947,786.35
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$2,495,737.84
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$11,359,052.16
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,078,679.05
	b. Total Daily Deposits of Principal Collections	$13,222,727.70
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,126.59
	e. Total Deposits to Collection Account (sum a - d)	$14,302,533.34
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$128,973.84
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,725,816.16
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$447,743.34
	f. Total Withdrawals from Collection Account (sum a - e)	$14,302,533.34
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$0.00
	d. Class A-4 Interest Distribution	$105,621.82
	e. Class B Interest Distribution	$97,589.58
	f. Class C Interest Distribution	$103,381.25
	g. Class D Interest Distribution	$112,385.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$13,306,838.51
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$13,725,816.16
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$0.00
	d. Class A-4 Distribution	$13,412,460.33
	e. Class B Distribution	$97,589.58

f. Class C Distribution	$103,381.25
g. Class D Distribution	$112,385.00
h. Total Withdrawals from Note Payment Account (sum a - g)	$13,725,816.16

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$447,743.34
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$447,743.34
Required Reserve Account Amount		0.15%
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,340,897.69
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$3,340,897.69
49.	Investment Earnings	$350.10
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$3,341,247.79
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$350.10
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$3,340,897.69
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$128,973.84
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$13,725,816.16
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$447,743.34
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$350.10
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$13,412,460.33
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$97,589.58
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$103,381.25
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$112,385.00
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$447,743.34

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	605	$4,906,756.93
	b. 61 to 90 days past due	273	$2,402,597.68
	c. 91 to 120 days past due	66	$527,050.14
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	944	$7,836,404.75
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		5.5396%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	40	$291,375.94
74.	Recoveries	147	$210,568.97
75.	Net Losses (Ln 73 - Ln 74)		$80,806.97
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.0522%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	3,487	$45,319,585.08
78.	Recoveries	2,860	$22,717,331.96
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$22,602,253.12
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		1.6913%
81.	Average Net Loss on Defaulted Receivables		$6,481.86

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$153,932.97
83.	Pool Balance on the close of the last day of the preceding Collection Period		$154,768,605.45
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		0.10%

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$4,728,890,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 11, 2022.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer